Other Financial Assets - Summary of Other Financial Assets (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Current assets
Current financial assets at fair value through profit or loss		₩ 119,417	₩ 14,314
Current financial assets at amortised cost		45,938	52,957
Other current financial assets		165,355	68,203
Non-current assets
Financial asset at fair value through profit or loss		208,524	102,861
Non-current financial assets at amortised cost		80,574	53,329
Other non-current financial assets		289,098	156,211
Derivatives [member]
Current assets
Current financial assets at fair value through profit or loss	[1]	119,417	12,741
Non-current assets
Financial asset at fair value through profit or loss	[1]	110,663	52,871
Derivatives [member] | Cash flow hedges [member]
Current assets
Current financial assets at fair value through profit or loss	[2]		905
Debt securities [member] | Government bonds [member]
Current assets
Current financial assets measured at fair Value through Other Comprehensive Income			27
Non-current assets
Non-current financial assets measured at fair value through other comprehensive income			21
Short term Loans And Receivables[member]
Current assets
Current financial assets at amortised cost		30,062	22,518
Equity securities [member]
Non-current assets
Financial asset at fair value through profit or loss		96,064	48,805
Convertible securities [member]
Current assets
Current financial assets at fair value through profit or loss			1,573
Non-current assets
Financial asset at fair value through profit or loss		1,797	1,185
Long term Loans And Receivables [member]
Non-current assets
Non-current financial assets at amortised cost		58,806	19,939
Deposits [member]
Current assets
Current financial assets at amortised cost		8,962	23,581
Non-current assets
Non-current financial assets at amortised cost		17,624	22,039
Lease receivables [member]
Current assets
Current financial assets at amortised cost		6,914	6,858
Non-current assets
Non-current financial assets at amortised cost		₩ 4,144	₩ 11,351

[1]	Represents cross currency interest rate swap contracts and others entered into by the Group to hedge currency and interest rate risks with respect to foreign currency denominated borrowings and bonds. The contracts are not designated as hedging instruments.
[2]	Represents forward exchange contracts entered into by the Group to hedge exchange rate risks with respect to forecast sales in foreign currency. The contracts are designated as hedging instruments.